THE ADVISORS' INNER CIRCLE FUND

              WESTWOOD MLP AND STRATEGIC ENERGY FUND (THE "FUND")

                     SUPPLEMENT DATED DECEMBER 6, 2017 TO:

     o THE FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "SUMMARY PROSPECTUS");

     o THE INSTITUTIONAL SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017, AUGUST 25, 2017 AND NOVEMBER 14, 2017 (THE "PROSPECTUS"); AND

     o THE STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017, AUGUST 25, 2017 AND NOVEMBER 14, 2017 (THE "SAI").

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

Mr. Hollis Ghobrial no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Ghobrial are hereby deleted from the Summary Prospectus, Prospectus and SAI.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-048-0100